Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Text Block Abstract
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Right-of-Use Asset	Operating Lease, Right-of-Use Asset
Operating Lease, Right-of-Use Asset	$ 377	$ 921
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current	Operating Lease, Liability, Current
Operating Lease, Liability, Current	$ 377	$ 544
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Noncurrent	Operating Lease, Liability, Noncurrent
Operating Lease, Liability, Noncurrent		$ 377
Asset, Held-in-Trust, Noncurrent	$ 377	$ 921
Operating Lease, Weighted Average Remaining Lease Term		8 months 1 day
Operating Lease, Weighted Average Discount Rate, Percent		4.75%